Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property and Equipment, net [Abstract]
Property and Equipment, net

Note 5 — Property and Equipment, net

Property and equipment as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Computer and office equipment	$33,989	$33,989
Plant and equipment	86,066	124,864
Foreign translation difference, net	2,192	(2,001)
Total	122,247	156,852
Less: accumulated depreciation and amortization	(86,460)	(107,750)
Foreign translation difference, net	(2,122)	1,901
Total Property and Equipment, Net	$33,665	$51,003

Depreciation and amortization expense was $17,508 and $17,851 for the years ended December 31, 2025 and 2024. During the years ended December 31, 2025 and 2024, $38,798 and $0, respectively, of fully depreciated fixed assets were retired with no value.